January 4, 2011

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Attention: Filings – Rule 497(j)

RE:     Dreyfus Bond Funds, Inc.

            -Dreyfus Municipal Bond Fund

            File Nos. 2-56878, 811-2653

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 58 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 29, 2010.

                        Please address any comments or questions to my attention at (212) 922-6817.

                                                                                                Sincerely,

/s/ Yaroslava Kouskovskaya

                                                                                                Yaroslava Kouskovskaya